Schedule of goodwill and intangible assets arising from business combination (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Goodwill	R$ 3,425,183	R$ 2,935,577
Brand names	1,733,335	1,327,738
Intangible assets and goodwill	6,149,814	5,220,102	R$ 4,908,079
[custom:IntangibleAssetsAndGoodwill1-0]	6,149,814,000	4,263,315
Other Segments [Member]
IfrsStatementLineItems [Line Items]
Goodwill	459,699
Brand names	474,875
Intangible assets and goodwill	934,574
Domestic [Member]
IfrsStatementLineItems [Line Items]
Goodwill	1,151,498	1,151,498
Brand names	982,478	982,478
Intangible assets and goodwill	2,133,976	2,133,976
International [Member]
IfrsStatementLineItems [Line Items]
Goodwill	1,813,986	1,784,079
Brand names	275,982	345,260
Intangible assets and goodwill	R$ 2,089,968	R$ 2,129,339